Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of fair value measurement of financial assets and financial liabilities

		Fair Value as at December 31, 2024

	Carrying value	Level 1	Level 2	Level 3

Financial Assets
Redemption options	$17	$-	$17	$-

Financial Liabilities
Long-term debt – Notes	531	-	613	-
Long-term debt – RCF	177	-	191	-

		Fair Value as at December 31, 2023

	Carrying value	Level 1	Level 2	Level 3

Financial Assets
Short-term investments	$11	$-	$11	$-

Financial Liabilities
Derivative financial instruments	1	-	1	-
Long-term debt – Notes	561	-	622	-
Long-term debt – RCF	229	-	238	-
Long-term debt – Term Loan	129	-	130	-

		Fair Value as at January 1, 2023

	Carrying value	Level 1	Level 2	Level 3

Financial Assets
Derivative financial instruments	$1	$-	$1	$-

Financial Liabilities
Derivative financial instruments	1	-	1	-
Long-term debt – Notes	549	-	642	-
Long-term debt – RCF	329	-	338	-
Long-term debt – Term Loan	149	-	150	-

Summary of detailed information about hedging instruments

The following table summarizes the Company’s commitments to buy and sell foreign currencies as at December 31, 2024:

		Notional amount	Maturity

Canadian Dollar Denominated Contracts

Purchase contracts	USD	$11	January 2025 - December 2025

Sales contracts	USD	(11)	January 2025 - July 2025

Summary of maturity analysis for financial assets held for managing liquidity risk

Liquidity risk is the risk that the Company may encounter difficulties in meeting obligations associated with financial liabilities. In managing liquidity risk, the Company has access to a significant portion of its Revolving Credit Facility for future drawings to meet the Company’s requirements for investments in working capital and capital assets.

	December 31, 2024

Cash and cash equivalents		$92

RCF	800

Less: Drawings on RCF	(191)

Less: Letters of Credit[1]	(87)	522

Available for future drawings		$614

[1] Represents the letters of credit that the Company has funded with the RCF. Additional letters of credit of $29 million are funded from the $70 million LC Facility. Refer to Note 17 “Long-Term Debt” for further details.

Summary of maturity analysis for derivative and non derivative financial liabilities

A liquidity analysis of the Company’s financial instruments has been completed on a maturity basis. The following table outlines the cash flows, including interest associated with the maturity of the Company’s financial liabilities, as at December 31, 2024:

	Less than 3 months	3 months to 1 year	Greater than 1 year	Total

Accounts payable and accrued liabilities	$413	$-	$-	$413

Long-term debt – Notes	-	-	563	563

Long-term debt – RCF	-	-	191	191

Summary of the covenant requirements and the Company's performance

The following table sets forth a summary of the covenant requirements and the Company’s performance:

	2024		2023
	Requirement	Performance	Performance

Senior secured net funded debt to EBITDA ratio[1] – Maximum	2.5x	0.2x	0.7x

Bank-adjusted net debt to EBITDA ratio[2] – Maximum	4.0x	1.5x	2.3x

Interest coverage ratio[3] – Minimum	2.5x	4.5x	4.2x

[1] Senior secured net funded debt to EBITDA is defined as borrowings under the RCF less cash and cash equivalents, divided by trailing 12-month EBITDA as defined by the Company’s lenders.

[2] Bank-adjusted net debt to EBITDA is defined as borrowings under the RCF and Notes less cash and cash equivalents, divided by the trailing 12-month EBITDA as defined by the Company’s lenders.

[3] Interest coverage ratio is calculated by dividing the trailing 12-month EBITDA, as defined by the Company’s lenders, by interest expense over the same timeframe.